Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2030 Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	1,702
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	948
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	1,472
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	$ 1,881